Balance Sheets - Non-financial Services and Financial Services Businesses (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 USD ($)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2008 JPY (¥)	Mar. 31, 2011 Non Financial Services Businesses USD ($)	Mar. 31, 2011 Non Financial Services Businesses JPY (¥)	Mar. 31, 2010 Non Financial Services Businesses USD ($)	Mar. 31, 2010 Non Financial Services Businesses JPY (¥)	Mar. 31, 2009 Non Financial Services Businesses JPY (¥)	Mar. 31, 2008 Non Financial Services Businesses JPY (¥)	Mar. 31, 2011 Financial Services Businesses USD ($)	Mar. 31, 2011 Financial Services Businesses JPY (¥)	Mar. 31, 2010 Financial Services Businesses USD ($)	Mar. 31, 2010 Financial Services Businesses JPY (¥)	Mar. 31, 2009 Financial Services Businesses JPY (¥)	Mar. 31, 2008 Financial Services Businesses JPY (¥)
Current assets
Cash and cash equivalents	$ 25,024	¥ 2,080,709	$ 22,439	¥ 1,865,746	¥ 2,444,280	¥ 1,628,547	$ 15,641	¥ 1,300,553	$ 16,102	¥ 1,338,821	¥ 1,648,143	¥ 1,473,101	$ 9,383	¥ 780,156	$ 6,337	¥ 526,925	¥ 796,137	¥ 155,446
Marketable securities	14,738	1,225,435		1,793,165			12,466	1,036,555		1,783,629			2,272	188,880		9,536
Finance receivables, net	49,751	4,136,805		4,209,496									49,751	4,136,805		4,209,496
Trade accounts and notes receivable, less allowance for doubtful accounts							17,842	1,483,551		1,908,884
Inventories	15,685	1,304,242		1,422,373			15,684	1,304,128		1,422,373
Prepaid expenses and other current assets	6,223	517,454		511,284			16,640	1,383,616		1,793,622			7,651	636,249		653,798
Total current assets	142,270	11,829,755		13,073,604			78,273	6,508,403		8,247,329			69,057	5,742,090		5,399,755
Eliminations	(5,891)	(489,906)		(718,974)
Noncurrent finance receivables, net													66,828	5,556,746		5,630,680
Investments and other assets	73,632	6,122,505		4,934,102			70,065	5,825,966		4,549,658			4,398	365,707		529,938
Property, plant and equipment	75,877	6,309,160		6,710,901	7,401,681		55,422	4,608,309		4,996,321			20,455	1,700,851		1,714,580
Total assets	358,607	29,818,166		30,349,287	29,062,037		203,760	16,942,678		17,793,308			160,738	13,365,394		13,274,953
Current liabilities
Short-term borrowings	38,232	3,179,009		3,279,673			5,756	478,646		575,890			35,919	2,986,700		3,118,938
Current portion of long-term debt	33,347	2,772,827		2,218,324			2,932	243,817		289,447			30,565	2,541,479		1,968,908
Accounts payable	18,077	1,503,072		1,956,505			18,007	1,497,253		1,954,147			234	19,472		13,063
Accrued expenses	21,326	1,773,233		1,735,930			20,045	1,666,748		1,627,228			1,327	110,348		113,559
Income taxes payable	1,357	112,801		153,387			1,256	104,392		140,210			115	9,555		13,177
Other current liabilities	10,472	870,722		769,945			12,323	1,024,662		931,727			6,471	538,026		519,011
Total current liabilities	129,778	10,790,990		10,686,214			60,319	5,015,518		5,518,649			74,631	6,205,580		5,746,656
Eliminations	(5,892)	(489,955)		(719,301)
Long-term liabilities
Long-term debt	77,561	6,449,220		7,015,409			10,097	839,611		1,095,270			68,184	5,669,456		6,060,349
Accrued pension and severance costs	8,034	668,022		678,677			7,949	660,918		672,905			85	7,104		5,772
Other long-term liabilities	2,162	179,783		225,323			6,667	554,402		604,903			5,238	435,508		433,641
Total long-term liabilities	97,500	8,107,152		8,732,630			24,713	2,054,931		2,373,078			73,507	6,112,068		6,499,762
Total liabilities	227,278	18,898,142		19,418,844			85,032	7,070,449		7,891,727			148,138	12,317,648		12,246,418
Total Toyota Motor Corporation Shareholders' equity	124,262	10,332,371		10,359,723
Noncontrolling interest	7,067	587,653		570,720
Total shareholders' equity	131,329	10,920,024	131,455	10,930,443	10,600,737	12,526,194
Total liabilities and shareholders' equity	$ 358,607	¥ 29,818,166		¥ 30,349,287